LICENSE AGREEMENTS AND DISCOVERY COLLABORATIONS (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 26, 2020	Jul. 22, 2020	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and Development Expense			$ 118,109	$ 224,391
Agreement funded based on Developmental criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount			4,500
Prepaid expenses and other current assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount			13,100
Other non-current assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount			12,200
Agreement for development of Aumolertinib
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount		$ 25,000
Duration of royalty period		11 years
Termination notice period		180 days
Agreement for development of Aumolertinib | Agreement funded based on Developmental and Regulatory criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount		$ 55,000
Agreement for development of Aumolertinib | Agreement funded based on Developmental criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount				25,000
Agreement for development of Aumolertinib | Agreement funded based on Sales criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount		350,000
Agreement for development of Aumolertinib | Maximum | Agreement funded based on Developmental and Regulatory criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount		90,000
Agreement for development of Aumolertinib | Maximum | Agreement funded based on Sales criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount		$ 420,000
Agreement for development of Sugemalimab and Eq176 | Agreement funded based on Developmental criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount				$ 150,000
Agreement for development of Sugemalimab and Eq176 | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount	$ 107,500
Agreement for development of Sugemalimab and Eq176 | Maximum | Agreement funded based on Sales criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount	565,000
Agreement for development of Sugemalimab
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount	150,000
Agreement for development of Sugemalimab | Agreement funded based on Developmental and Regulatory criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount	$ 10,000
Agreement for development of Nofazinlimab
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Duration of royalty period	11 years
Agreement for development of Nofazinlimab | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount	$ 75,000
Agreement for development of Nofazinlimab | Maximum | Agreement funded based on Sales criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount	$ 405,000
License Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Non-creditable payment			31,500
License Agreements | Maximum | Agreement funded based on Developmental criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount			108,000
License Agreements | Maximum | Agreement funded based on Regulatory criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount			243,000
License Agreements | Maximum | Agreement funded based on Sales criteria
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment amount			1,000,000
Discovery collaborative agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment amount			$ 27,500